CONCENTRATIONS OF CREDIT AND SALES RISK	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT AND SALES RISK

NOTE 16 - CONCENTRATIONS OF CREDIT AND SALES RISK

The Company derives a majority of its revenues from retailers of products in the United States. The Company’s allowance for doubtful accounts is based upon management’s estimates and historical experience and reflects the fact that accounts receivable are concentrated with several large customers. At December 31, 2021, approximately 75% of accounts receivable were due from four customers in North America that individually owed over 10% of total accounts receivable. At March 31, 2021, 70% of accounts receivable were due from three customers in North America that individually owed over 10% of total accounts receivable.

The Company generates most of its revenue from retailers of products in the United States with a significant amount of sales concentrated with several large customers the loss of which could have an adverse impact on the financial position of the Company. For the three months ended December 31, 2021, there were five customers who individually accounted for 10% or more of the Company’s net sales. Revenue derived from these customers as a percentage of net sales were 25%, 24%, 17%, 17% and 10% respectively. For the three months ended December 31, 2020, there were five customers who individually accounted for 10% or more of the Company’s net sales. Revenue derived from these customers as a percentage of net sales were 22%, 22%, 19%, 12% and 12%, respectively.

For the nine months ended December 31, 2021, there were four customers who individually accounted for 10% or more of the Company’s net sales. Revenue derived from these customers as a percentage of net sales were 37%, 19%, 16% and 11%, respectively. For the nine months ended December 31, 2020, there were four customers who individually accounted for 10% or more of the Company’s net sales. Revenue derived from these customers as a percentage of net sales were 34%, 19%, 13% and 13%, respectively.

In August 2021, the Company secured vendor invoice credits of approximately $236,000 from a factory involved with a damaged goods incident during fiscal 2020 which is reflected as gain from extinguishment of accounts payable in the condensed consolidated statement of income for the nine months ended December 31, 2021.

NOTE 11 - CONCENTRATIONS OF CREDIT RISK, CUSTOMERS, AND SUPPLIERS

The Company derives a majority of its revenues from retailers in the United States. The Company’s allowance for doubtful accounts is based upon management’s estimates and historical experience and reflects the fact that accounts receivable are concentrated with several large customers. At March 31, 2021, 70% of accounts receivable were due from four customers in North America that individually owed over 10% of total accounts receivable. At March 31, 2020, 82% of accounts receivable were due from four customers in North America that individually owed over 10% of total accounts receivable.

Revenues derived from three customers in 2021 and 2020 were 69% and 64% of total revenue, respectively. Revenues from customers representing greater than 10% of total net sales were derived from top four customers in Fiscal 2021 and top three customers in Fiscal 2020 as percentage of the net sales were 36%, 20%, 13% and 12%, and 41%, 13% and 10%, respectively. The loss of any of these customers could have an adverse impact on the Company.

The Macau Subsidiary recorded net sales of approximately $4.1 million and $5.1 million in fiscal 2021 and 2020, respectively.

The Company is dependent upon foreign companies for the manufacture of all its electronic products. The Company’s arrangements with manufacturers are subject to the risk of doing business abroad, such as import duties, trade restrictions, work stoppages, foreign currency fluctuations, political instability, and other factors, which could have an adverse impact on its business. The Company believes that the loss of any one or more of their suppliers would not have a long-term material adverse effect because other manufacturers with whom the Company does business would be able to increase production to fulfill their requirements. However, the loss of certain suppliers in the short-term could adversely affect business until alternative supply arrangements are secured.

During fiscal years 2021 and 2020, manufacturers in the People’s Republic of China accounted for 100% of the Company’s total product purchases, including all of the Company’s hardware purchases. In 2018 the U.S. government-imposed tariffs of up to 25% on certain goods imported from China. All of our products are manufactured and imported from China however, only our microphones are currently subject to a 7.5% tariff currently in place. Should the government decide to expand its list of products to include our karaoke products that would subject our products to tariffs in the future, there could be a significant increase in the landed cost of our products. If we are unable to mitigate these increased costs through price increases, we could experience reductions in revenues, gross profit margin and results from operations.